Changes in Product Warranty Liability (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Balance at beginning of the fiscal year	¥ 66,776	¥ 67,860	¥ 54,940
Additional liabilities for warranties	83,959	55,880	60,073
Settlements (in cash or in kind)	(72,230)	(55,327)	(39,954)
Changes in estimate for pre-existing warranty reserve	(6,070)	(8,198)	(4,397)
Translation adjustment	7,283	6,561	(2,802)
Balance at end of the fiscal year	¥ 79,718	¥ 66,776	¥ 67,860